STOCK OPTION PLANS AND WARRANTS (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended
	Dec. 05, 2024	Oct. 08, 2024	Jun. 03, 2024	Dec. 19, 2023	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	May 15, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unamortized compensation cost						$ 0
Consulting Services Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant exercise price	$ 4.00
Issued warrants	100,000
Grant date per share fair value	$ 3.84
Non Affiliated Entity [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Consulting expense			$ 85,000
Warrant exercise price			$ 0.50
Non Affiliated Entity [Member] | Tranche 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant exercise price					$ 0.50
Issued warrants					100,000
Non Affiliated Entity [Member] | Tranche 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant exercise price					$ 1.00
Issued warrants					50,000
Options And Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price						$ 2.40
Stock-based compensation expense						$ 230	$ 234
Plan EP 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized				4,000,000				166,667
Plan 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted				1,800,000
Exercise price				$ 0.20
Employee Benefit And Consulting Services Compensation Plan 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted		1,725,000
Exercise price		$ 2.45
Number of shares available for grant		4,000,000
Term		5 years